Performance Management - Prospectus Summary	Apr. 30, 2026
NYLI CBRE Global Infrastructure Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The table also includes the average annual returns of the FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund. Past performance may have been different if the Fund’s current fee structure had been in place during the period.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The table also includes the average annual returns of the FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Footnotes [Text Block]	As of June 30, 2026, the Class I shares of the Fund had a year-to-date return of 9.54%.
Bar Chart Closing [Text Block]

Best Quarter
2019, Q1	15.27%
Worst Quarter
2020, Q1	-17.90%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	9.54%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI CBRE Global Infrastructure Fund			12 Months Ended	60 Months Ended	70 Months Ended	82 Months Ended	120 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index | Average Annual Return, Label [Optional Text]	[1]	MSCI World Index (Net)1
MSCI World Index | Average Annual Return, Percent			21.09%	12.15%			12.17%
FTSE Global Core Infrastructure 50/50 Index | Average Annual Return, Label [Optional Text]	[2]	FTSE Global Core Infrastructure 50/50 Index (Net)2
FTSE Global Core Infrastructure 50/50 Index | Average Annual Return, Percent			14.36%	6.95%			7.79%
Class A | Average Annual Return, Percent			8.91%	5.45%			7.52%
Class A | Performance Inception Date		Oct. 16, 2013
Investor Class | Average Annual Return, Percent			9.43%	5.49%	3.85%
Investor Class | Performance Inception Date		Feb. 24, 2020
Class C | Average Annual Return, Percent			13.38%	5.82%		6.25%
Class C | Performance Inception Date		Feb. 28, 2019
Class I | Average Annual Return, Percent			15.55%	6.96%			8.47%
Class I | Performance Inception Date		Jun. 28, 2013
Class I | After Taxes on Distributions | Average Annual Return, Percent			15.00%	6.41%			7.44%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.58%	5.40%			6.59%
Class R6 | Average Annual Return, Percent			15.64%	7.04%	5.31%
Class R6 | Performance Inception Date		Feb. 24, 2020
[1]	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[2]	The FTSE Global Core Infrastructure 50/50 Index (Net) is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class A shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI CBRE Global Infrastructure Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.27%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI CBRE Real Estate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the FTSE Nareit All Equity REITs Index, CBRE Real Estate Tiered Index and MSCI U.S. REIT Index, which are generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which was classified as a diversified fund and had a different fee structure than the Fund. Past performance may have been different if the Fund’s current non-diversified classification and fee structure had been in place during the period.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the FTSE Nareit All Equity REITs Index, CBRE Real Estate Tiered Index and MSCI U.S. REIT Index, which are generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which was classified as a diversified fund and had a different fee structure than the Fund.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Footnotes [Text Block]	As of June 30, 2026, the Class I shares of the Fund had a year-to-date return of 15.85%.
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	19.95%
Worst Quarter
2020, Q1	-26.86%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	15.85%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI CBRE Real Estate Fund			12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%		14.29%
FTSE Nareit All Equity REITs Index2 | Average Annual Return, Label [Optional Text]	[2]	FTSE Nareit All Equity REITs Index2
FTSE Nareit All Equity REITs Index2 | Average Annual Return, Percent			2.27%	4.85%		5.77%
CBRE Real Estate Tiered Index3 | Average Annual Return, Label [Optional Text]	[3]	CBRE Real Estate Tiered Index3
CBRE Real Estate Tiered Index3 | Average Annual Return, Percent			2.27%	4.85%		4.84%
MSCI U.S. REIT® Index4 | Average Annual Return, Label [Optional Text]	[4]	MSCI U.S. REIT® Index4
MSCI U.S. REIT® Index4 | Average Annual Return, Percent			2.95%	6.58%		5.71%
Class A | Average Annual Return, Percent			(6.08%)	3.36%		3.36%
Class A | Performance Inception Date		Dec. 20, 2002
Investor Class | Average Annual Return, Percent			(5.62%)	3.43%	0.48%
Investor Class | Performance Inception Date		Feb. 24, 2020
Class C | Average Annual Return, Percent			(2.39%)	3.75%		3.22%
Class C | Performance Inception Date		Jan. 17, 2003
Class I | Average Annual Return, Percent			(0.30%)	4.88%		4.38%
Class I | Performance Inception Date		Dec. 31, 1996
Class I | After Taxes on Distributions | Average Annual Return, Percent			(1.17%)	2.57%		1.43%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			(0.17%)	3.17%		2.67%
Class R6 | Average Annual Return, Percent			(0.21%)	4.97%		4.46%
Class R6 | Performance Inception Date		Jul. 03, 2014
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.
[3]	The returns for the CBRE Real Estate Tiered Index represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.
[4]	The MSCI U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class A shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI CBRE Real Estate Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.95%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI Conservative ETF Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, MSCI EAFE® Index (Net) and Conservative Allocation Composite Index, which are generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2021-2025)
Bar Chart Footnotes [Text Block]	As of June 30, 2026, the Class I shares of the Fund had a year-to-date return of 5.98%.
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	8.07%
Worst Quarter
2022, Q2	-9.52%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.98%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Conservative ETF Allocation Fund			12 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)		(0.10%)
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[2]	S&P 500® Index2
S&P 500® Index2 | Average Annual Return, Percent			17.88%	14.42%		17.22%
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[3]	MSCI EAFE® Index (Net)3
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%		12.00%
Conservative Allocation Composite Index4 | Average Annual Return, Label [Optional Text]	[4]	Conservative Allocation Composite Index4
Conservative Allocation Composite Index4 | Average Annual Return, Percent			12.79%	4.99%		6.25%
Class A | Average Annual Return, Percent			7.73%	3.57%		4.91%
Class A | Performance Inception Date		Jun. 30, 2020
Class C | Average Annual Return, Percent			9.24%	3.42%		4.70%
Class C | Performance Inception Date		Jun. 30, 2020
Class I | Average Annual Return, Percent			11.36%	4.46%		5.75%
Class I | Performance Inception Date		Jun. 30, 2020
Class I | After Taxes on Distributions | Average Annual Return, Percent			9.61%	3.29%		4.61%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			6.80%	2.97%		4.01%
Class R3 | Average Annual Return, Percent			10.64%	3.81%		5.10%
Class R3 | Performance Inception Date		Jun. 30, 2020
SIMPLE Class | Average Annual Return, Percent			10.72%	3.94%	4.51%
SIMPLE Class | Performance Inception Date		Aug. 31, 2020
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[3]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[4]	The Conservative Allocation Composite Index consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Conservative ETF Allocation Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.07%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.52%)
Lowest Quarterly Return, Date	Jun. 30, 2022
NYLI Moderate ETF Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and four additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, MSCI EAFE® Index (Net), Bloomberg U.S. Aggregate Bond Index and Moderate Allocation Composite Index, which are generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2021-2025)
Bar Chart Footnotes [Text Block]	As of June 30, 2026, the Class I shares of the Fund had a year-to-date return of 8.22%.
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	9.15%
Worst Quarter
2022, Q2	-11.63%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	8.22%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Moderate ETF Allocation Fund			12 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%		16.56%
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg U.S. Aggregate Bond Index4
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)		(0.10%)
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[3]	S&P 500® Index2
S&P 500® Index2 | Average Annual Return, Percent			17.88%	14.42%		17.22%
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[4]	MSCI EAFE® Index (Net)3
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%		12.00%
Moderate Allocation Composite Index5 | Average Annual Return, Label [Optional Text]	[5]	Moderate Allocation Composite Index5
Moderate Allocation Composite Index5 | Average Annual Return, Percent			15.57%	7.69%		9.47%
Class A | Average Annual Return, Percent			10.39%	5.70%		7.63%
Class A | Performance Inception Date		Jun. 30, 2020
Class C | Average Annual Return, Percent			11.95%	5.50%		7.38%
Class C | Performance Inception Date		Jun. 30, 2020
Class I | Average Annual Return, Percent			14.05%	6.63%		8.52%
Class I | Performance Inception Date		Jun. 30, 2020
Class I | After Taxes on Distributions | Average Annual Return, Percent			12.52%	5.75%		7.64%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			8.55%	4.87%		6.40%
Class R3 | Average Annual Return, Percent			13.40%	5.99%		7.86%
Class R3 | Performance Inception Date		Jun. 30, 2020
SIMPLE Class | Average Annual Return, Percent			13.44%	6.01%	6.86%
SIMPLE Class | Performance Inception Date		Aug. 31, 2020
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[3]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[4]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[5]	The Moderate Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Moderate ETF Allocation Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.15%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.63%)
Lowest Quarterly Return, Date	Jun. 30, 2022
NYLI Growth ETF Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and four additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, MSCI EAFE® Index (Net), Bloomberg U.S. Aggregate Bond Index and Growth Allocation Composite Index, which are generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2021-2025)
Bar Chart Footnotes [Text Block]	As of June 30, 2026, the Class I shares of the Fund had a year-to-date return of 11.22%.
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	10.17%
Worst Quarter
2022, Q2	-13.71%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	11.22%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Growth ETF Allocation Fund			12 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%		16.56%
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg U.S. Aggregate Bond Index4
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)		(0.10%)
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[3]	S&P 500® Index2
S&P 500® Index2 | Average Annual Return, Percent			17.88%	14.42%		17.22%
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[4]	MSCI EAFE® Index (Net)3
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%		12.00%
Growth Allocation Composite Index5 | Average Annual Return, Label [Optional Text]	[5]	Growth Allocation Composite Index5
Growth Allocation Composite Index5 | Average Annual Return, Percent			18.38%	10.40%		12.72%
Class A | Average Annual Return, Percent			12.40%	7.57%		10.26%
Class A | Performance Inception Date		Jun. 30, 2020
Class C | Average Annual Return, Percent			14.06%	7.40%		10.03%
Class C | Performance Inception Date		Jun. 30, 2020
Class I | Average Annual Return, Percent			16.19%	8.49%		11.15%
Class I | Performance Inception Date		Jun. 30, 2020
Class I | After Taxes on Distributions | Average Annual Return, Percent			14.92%	7.70%		10.33%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.96%	6.46%		8.65%
Class R3 | Average Annual Return, Percent			15.45%	7.84%		10.48%
Class R3 | Performance Inception Date		Jun. 30, 2020
SIMPLE Class | Average Annual Return, Percent			15.59%	7.95%	9.23%
SIMPLE Class | Performance Inception Date		Aug. 31, 2020
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[3]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[4]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[5]	The Growth Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Growth ETF Allocation Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.17%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.71%)
Lowest Quarterly Return, Date	Jun. 30, 2022
NYLI Equity ETF Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, MSCI EAFE® Index (Net) and Equity Allocation Composite Index, which are generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2021-2025)
Bar Chart Footnotes [Text Block]	As of June 30, 2026, the Class I shares of the Fund had a year-to-date return of 13.67%.
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	11.12%
Worst Quarter
2022, Q2	-15.49%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	13.67%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Equity ETF Allocation Fund			12 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%		16.56%
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[2]	S&P 500® Index2
S&P 500® Index2 | Average Annual Return, Percent			17.88%	14.42%		17.22%
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[3]	MSCI EAFE® Index (Net)3
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%		12.00%
Equity Allocation Composite Index4 | Average Annual Return, Label [Optional Text]	[4]	Equity Allocation Composite Index4
Equity Allocation Composite Index4 | Average Annual Return, Percent			21.21%	13.12%		15.99%
Class A | Average Annual Return, Percent			14.40%	8.62%		12.09%
Class A | Performance Inception Date		Jun. 30, 2020
Class C | Average Annual Return, Percent			16.04%	8.45%		11.85%
Class C | Performance Inception Date		Jun. 30, 2020
Class I | Average Annual Return, Percent			18.16%	9.56%		12.98%
Class I | Performance Inception Date		Jun. 30, 2020
Class I | After Taxes on Distributions | Average Annual Return, Percent			17.13%	9.00%		12.36%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			11.11%	7.43%		10.26%
Class R3 | Average Annual Return, Percent			17.48%	8.90%		12.31%
Class R3 | Performance Inception Date		Jun. 30, 2020
SIMPLE Class | Average Annual Return, Percent			17.62%	9.00%	10.67%
SIMPLE Class | Performance Inception Date		Aug. 31, 2020
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[3]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[4]	The Equity Allocation Composite Index consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Equity ETF Allocation Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.12%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.49%)
Lowest Quarterly Return, Date	Jun. 30, 2022